UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniYield Quality Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.3%        $ 3,000   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                4.75% due 1/01/2025                                                                    $    3,012
                        7,275   University of Alabama, General Revenue Bonds, Series A, 5% due 7/01/2034 (j)                7,390
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Arizona - 0.7%          3,320   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                due 12/01/2032                                                                              3,092
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California - 22.3%      4,150   Alameda Corridor Transportation Authority, California, Capital Appreciation
                                Revenue Refunding Bonds, Subordinate Lien, Series A, 5.45% due 10/01/2025 (a)(m)            3,483
                        1,250   Anaheim, California, Public Financing Authority, Electric System Distribution
                                Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (h)                                   1,300
                        2,200   Arcadia, California, Unified School District, Capital Appreciation, GO
                                (Election of 2006), Series A, 4.96% due 8/01/2039 (h)(m)                                      416
                        3,250   Cabrillo, California, Community College District, GO (Election of 2004),
                                Series B, 5.20% due 8/01/2037 (j)(m)                                                          646
                        7,405   Cabrillo, California, Community College District, GO (Election of 2004),
                                Series B, 4.87% due 8/01/2038 (j)(m)                                                        1,386
                        2,790   California State, GO, 5.50% due 4/01/2014 (k)                                               3,203
                            5   California State, GO, 5.50% due 4/01/2028                                                       5
                        1,680   California State, GO, 5% due 11/01/2037 (p)                                                 1,682
                        4,450   California State, GO, Refunding, 5.25% due 9/01/2010 (k)                                    4,776
                           30   California State, GO, Refunding, 5.125% due 6/01/2027                                          30
                        5,700   California State, GO, Refunding, 5.25% due 2/01/2033 (l)                                    5,821
                        2,500   California State, GO, Refunding, 5% due 6/01/2037                                           2,504
                        3,450   California State University, Systemwide Revenue Bonds, Series A,
                                5% due 11/01/2035 (e)                                                                       3,475
                       10,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                                10,269
                        3,200   California State, Various Purpose, GO, 5.50% due 11/01/2033                                 3,377
                        1,200   Chino Valley, California, Unified School District, GO (Election of 2002),
                                Series C, 5.25% due 8/01/2030 (j)                                                           1,272
                        3,525   Coachella Valley, California, Unified School District, GO (Election of 2005),
                                Series A, 5% due 8/01/2028 (e)                                                              3,551
                        2,150   East Side Union High School District, California, Santa Clara County, GO
                                (Election of 2002), Series D, 5% due 8/01/2026 (p)                                          2,193
                        1,230   Fresno, California, Unified School District, GO (Election of 2001),
                                Series E, 5% due 8/01/2030 (h)                                                              1,286
                        1,600   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.50% due 6/01/2013 (k)(p)                                         1,797

Portfolio Abbreviation

To simplify the listinf Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 3,410   Los Angeles, California, Municipal Improvement Corporation, Lease
                                Revenue Bonds, Series B-1, 4.75% due 8/01/2037 (e)                                     $    3,394
                        4,000   Metropolitan Water District of Southern California, Waterworks Revenue
                                Bonds, Series B-1, 5% due 10/01/2029 (e)                                                    4,127
                        2,275   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                Series B-1, 5% due 10/01/2036 (e)                                                           2,337
                        2,000   Mount Diablo, California, Unified School District, GO (Election of 2002),
                                5% due 7/01/2027 (e)                                                                        2,053
                        2,750   Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)                   2,774
                        3,500   Orange County, California, Sanitation District, COP, Series B, 5% due 2/01/2030 (h)         3,605
                        1,200   Orange County, California, Sanitation District, COP, Series B, 5% due 2/01/2031 (h)         1,235
                        2,000   Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                                    2,011
                          550   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                (Rancho Redevelopment Project), Series A, 5% due 9/01/2034 (j)                                551
                        2,100   Sacramento, California, Unified School District, GO (Election of 2002),
                                5% due 7/01/2030 (j)                                                                        2,180
                        9,000   San Diego County, California, Water Authority, Water Revenue Refunding Bonds,
                                COP, Series A, 5% due 5/01/2032 (j)                                                         9,157
                        5,300   San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%
                                due 3/01/2032 (a)                                                                           5,503
                        2,725   San Mateo County, California, Community College District, GO (Election of 2001),
                                Series A, 5% due 9/01/2026 (e)                                                              2,808
                        1,950   Tamalpais, California, Union High School District, GO (Election of 2001),
                                5% due 8/01/2028 (h)                                                                        2,034
                        3,150   Ventura County, California, Community College District, GO (Election of 2002),
                                Series B, 5% due 8/01/2030 (j)                                                              3,272
---------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.6%         1,650   Colorado Health Facilities Authority Revenue Bonds (Catholic Health
                                Initiatives), Series A, 5.50% due 3/01/2032 (d)                                             1,768
                        1,600   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                Communities Inc.), Series A, 5.50% due 12/01/2027 (l)                                       1,639
                        1,000   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                Communities Inc.), Series A, 5.50% due 12/01/2033 (l)                                       1,014
                        9,000   E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue
                                Refunding Bonds, Series B, 5.485% due 9/01/2029 (j)(m)                                      2,653
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District of Columbia    5,155   District of Columbia, GO, Series A, 4.75% due 6/01/2036 (e)                                 5,014
- 1.7%                  1,930   District of Columbia, Revenue Refunding Bonds (Catholic University of America),
                                5.625% due 10/01/2009 (a)(k)                                                                2,058
                          570   District of Columbia, Revenue Refunding Bonds (Catholic University of America),
                                5.625% due 10/01/2029 (a)                                                                     592
---------------------------------------------------------------------------------------------------------------------------------
Florida - 4.7%          2,235   Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (l)                    2,296
                        3,100   Duval County, Florida, School Board, COP (Master Lease Program), 5% due 7/01/2033 (h)       3,175

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 5,415   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), Series C, 5.25% due 11/15/2036                              $    5,468
                        6,300   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, 5% due 10/01/2040 (b)(p)                                                     6,245
                        3,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, Series A, 5% due 10/01/2038 (c)                                              2,899
                        1,100   Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement
                                Program), 5% due 1/01/2037 (j)                                                              1,110
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.7%          3,500   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                                Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (h)                                     3,569
                        4,270   Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (h)                 4,393
                        1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (j)       1,218
                        2,525   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (j)       2,557
                        5,000   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (h)                   5,289
                        2,820   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (h)                   2,980
                        4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                Corporation-Scherer), Series A, 6.80% due 1/01/2011                                         5,254
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Hawaii - 0.5%           2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (h)                                        2,173
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Illinois - 15.5%        5,000   Chicago, Illinois, GO (Lakefront Millennium Parking Facilities),
                                5.125% due 1/01/2009 (j)(k)                                                                 5,237
                        3,400   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                AMT, Series B-2, 5.75% due 1/01/2023 (h)                                                    3,640
                        4,000   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                AMT, Series B-2, 5.75% due 1/01/2024 (h)                                                    4,268
                        3,300   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
                                AMT, Series B-2, 6% due 1/01/2029 (p)                                                       3,484
                        2,665   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                3rd Lien, AMT, Series A-2, 5.75% due 1/01/2021 (h)                                          2,875
                            3   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS, AMT,
                                Series 250, 7.615% due 1/01/2021 (j)(o)                                                         3
                        5,080   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(k)       5,725
                       28,525   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                5.212% due 6/15/2030 (a)(m)                                                                27,301
                        5,500   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
                                5% due 6/15/2032 (a)                                                                        5,624
                        7,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                Refunding Bonds (McCormick Place Expansion Project), 5.50% due 12/15/2024 (e)               7,301
                        3,500   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (j)      3,802
---------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.3%          2,800   Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A,
                                5% due 1/01/2037 (j)                                                                        2,834
                        6,470   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (j)            6,608

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 5,055   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (j)       $    5,143
---------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.3%        5,100   Louisiana Local Government Environmental Facilities and Community Development
                                Authority, Revenue Bonds (Capital Projects and Equipment Acquisition Program),
                                Series A, 6.30% due 7/01/2030 (a)(m)                                                        5,780
                        2,800   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                                Bonds, Series B, 5% due 6/01/2023 (a)                                                       2,821
                        8,600   Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (h)         8,599
                        4,675   Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                   1,644
                        2,000   New Orleans, Louisiana, Aviation Board Revenue Bonds, AMT, Series A, 5%
                                due 1/01/2038 (h)                                                                           1,994
                          800   Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                                AMT, 4.70% due 11/01/2036 (a)                                                                 749
                        1,900   Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                                Revenue Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)          2,015
---------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.6%         7,115   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                5.25% due 9/01/2039 (p)                                                                     7,134
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Massachusetts - 5.3%    3,730   Massachusetts Bay Transportation Authority, General Transportation System
                                Revenue Refunding Bonds, Series A, 7% due 3/01/2011 (j)                                     4,221
                        3,550   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds
                                (General Transportation System), Series A, 7% due 3/01/2014 (j)                             4,183
                       11,400   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                Senior Series A-2, 4.80% due 7/01/2032 (m)                                                  3,223
                       13,400   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                Senior Series A-2, 5.209% due 7/01/2035 (m)                                                 3,203
                        4,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                5.60% due 1/01/2045 (h)                                                                     4,127
                        2,200   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128,
                                4.80% due 12/01/2027 (h)                                                                    2,123
                        1,240   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                (Lahey Clinic Medical Center), Series D, 5.25% due 8/15/2037                                1,252
                            3   Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                Series 501, 7.463% due 7/01/2009 (a)(o)                                                         3
                        1,210   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                Series B, 5.125% due 8/01/2027 (j)                                                          1,252
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Michigan - 3.5%         2,350   Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
                                Series B, 5% due 7/01/2036 (e)                                                              2,339
                        2,300   Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                          2,388
                        1,700   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (p)           1,738

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 3,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                (Detroit Edison Company Pollution Control Project), AMT, Series C,
                                5.65% due 9/01/2029 (p)                                                                $    3,382
                        5,800   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                (Detroit Edison Company Pollution Control Project), AMT, Series C,
                                5.45% due 12/15/2032 (p)                                                                    5,883
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Minnesota - 0.9%        4,140   Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds
                                (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (f)(g)                 4,077
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Nebraska - 4.0%         6,315   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series A,
                                5% due 4/01/2033 (h)                                                                        6,545
                        8,800   Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center
                                Unit 2), Series A, 5% due 1/01/2032 (a)                                                     8,990
                        2,300   Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                Project), AMT, 5.90% due 11/01/2027                                                         2,452
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Nevada - 10.2%          4,100   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                Series A, 5.50% due 9/01/2033 (l)                                                           4,167
                        2,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                Series A-2, 5% due 7/01/2030 (e)                                                            2,007
                       19,100   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                Series A-2, 5% due 7/01/2036 (e)                                                           19,042
                        2,300   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
                                Series A, 4.75% due 9/01/2036 (e)                                                           2,173
                       12,000   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT,
                                Series D, 5.25% due 3/01/2038 (e)                                                          12,052
                        5,710   Washoe County, Nevada, School District, GO, 5.875% due 12/01/2009 (h)(k)                    6,092
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New Hampshire - 3.5%   10,000   New Hampshire Health and Education Facilities Authority Revenue Bonds
                                (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (h)                            10,693
                        5,000   New Hampshire State Business Finance Authority, PCR, Refunding (Public
                                Service Company), AMT, Series D, 6% due 5/01/2021 (j)                                       5,122
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New Jersey - 4.4%         910   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                              905
                        1,385   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                            1,342
                        5,500   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                5.25% due 7/01/2031 (j)                                                                     5,696
                        3,860   New Jersey EDA, School Facilities Construction Revenue Bonds,
                                Series O, 5.125% due 3/01/2028                                                              4,038
                        7,500   New Jersey EDA, School Facilities Construction Revenue Bonds,
                                Series O, 5.125% due 3/01/2030                                                              7,818
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New York - 5.9%         3,000   Metropolitan Transportation Authority, New York, Revenue Bonds,
                                Series B, 5% due 11/15/2035 (j)                                                             3,074
                        8,990   Metropolitan Transportation Authority, New York, Transportation
                                Revenue Bonds, Series A, 5% due 11/15/2032 (e)                                              9,161
                       10,000   New York State Thruway Authority, General Revenue Refunding Bonds,
                                Series G, 5% due 1/01/2032 (h)                                                             10,402
                        3,570   Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                Series A-1, 5.25% due 6/01/2022 (a)                                                         3,805
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Ohio - 0.5%             2,000   Jackson, Ohio, Hospital Facilities Revenue Bonds (Consolidated Health
                                System-Jackson Hospital), 6.125% due 10/01/2009 (k)(l)                                      2,147
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Oklahoma - 0.5%         1,000   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                International Airport), AMT, Series B, 6% due 6/01/2019 (e)                                 1,038
                        1,000   Tulsa, Oklahoma, Airports Improvement Trust, General Revenue Bonds (Tulsa
                                International Airport), AMT, Series B, 6.125% due 6/01/2026 (e)                             1,041
---------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.7%   $ 2,000   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 99A,
                                5.25% due 10/01/2032                                                                   $    2,005
                        5,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease
                                Revenue Bonds, Series B, 5.50% due 10/01/2011 (h)(k)                                        5,574
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South Carolina - 3.6%   3,750   Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
                                (Securing Assets for Education Project), 5.125% due 12/01/2030                              3,794
                        3,200   Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                Revenue Refunding Bonds, 5% due 12/01/2029 (c)                                              3,216
                        8,900   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A,
                                5% due 10/01/2033 (a)                                                                       9,036
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Tennessee - 1.7%        5,000   Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds,
                                AMT, Series D, 6.25% due 3/01/2018 (a)                                                      5,232
                        2,535   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A,
                                5.25% due 9/01/2026                                                                         2,509
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Texas - 15.2%           2,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                Trust Certificates, Second Tier, Series B, 6% due 1/01/2011 (k)                             2,186
                        1,000   Bell County, Texas, Health Facilities Development Revenue Bonds (Lutheran General
                                Health Care System), 6.50% due 7/01/2019 (d)                                                1,229
                        1,835   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                Bonds, AMT, Series A, 5.875% due 11/01/2017 (e)                                             1,930
                        2,145   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                Bonds, AMT, Series A, 5.875% due 11/01/2018 (e)                                             2,252
                        2,385   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                Bonds, AMT, Series A, 5.875% due 11/01/2019 (e)                                             2,504
                        2,600   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (k)(l)                  2,891
                        6,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (k)(l)                  6,748
                        4,000   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                Series G, 5.75% due 11/15/2020 (j)                                                          4,339
                        9,250   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                (School Building), 5.46% due 8/15/2028 (e)(m)                                               3,068
                        9,225   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                (School Building), 5.47% due 8/15/2032 (m)                                                  2,432
                       13,350   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                (School Building), 5.58% due 8/15/2035 (m)                                                  2,961
                        6,150   Lewisville, Texas, Independent School District, Capital Appreciation and School
                                Building, GO, Refunding, 4.748% due 8/15/2024 (e)(m)                                        2,645
                        7,150   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                5.125% due 12/15/2035 (j)                                                                   7,336

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                      $ 1,225   North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A,
                                5% due 1/01/2035 (h)                                                                   $    1,263
                        2,089   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional
                                Educators Home Loan Program), AMT, Series A-1, 5.50% due 12/01/2039 (f)(g)                  2,196
                        7,200   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                First Tier, Series A, 5.75% due 8/15/2038 (a)                                               7,470
                       10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                Tier, Series A, 5% due 8/15/2042 (a)                                                        9,838
                        4,600   Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                Bonds (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (j)(k)                      4,972
---------------------------------------------------------------------------------------------------------------------------------
Utah - 3.9%            15,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds (IHC Hospitals Inc.),
                                6.30% due 2/15/2015 (j)                                                                    17,307
---------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%          1,000   Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50% due 11/01/2038 (h)               1,015
---------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.7%         3,100   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                       3,255
---------------------------------------------------------------------------------------------------------------------------------
Washington - 2.5%       2,400   Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                due 12/01/2014 (a)(k)                                                                       2,743
                        5,100   Tacoma, Washington, Regional Water Supply System, Water Revenue Bonds,
                                5% due 12/01/2032 (j)                                                                       5,209
                        3,185   Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (h)                            3,353
---------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds  (Cost - $583,331) - 133.4%                                         596,656
---------------------------------------------------------------------------------------------------------------------------------
                                Municipal Bonds Transferred to Tender Option Bond Trusts (i)
---------------------------------------------------------------------------------------------------------------------------------
California - 6.1%      10,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.50% due 6/01/2013 (k)(p)                                        11,231
                       14,160   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                Revenue Bonds, Series B, 5.625% due 6/01/2013 (c)(k)                                       15,990
---------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.3%         10,000   Atlanta, Georgia, Airport Passenger Facility Charge, Subordinate Lien Revenue
                                Refunding Bonds, Series C, 5% due 1/01/2033 (h)                                            10,197
---------------------------------------------------------------------------------------------------------------------------------
Florida - 1.6%          1,900   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                Airport), AMT, Series A, 5% due 10/01/2040 (p)                                              1,811
                        5,200   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
                                5.125% due 1/01/2032 (e)                                                                    5,314
---------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.2%        13,665   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (j)                                  14,297
                        5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (j)                                   5,168
                       12,500   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                Bonds, Third Lien, AMT, Series A, 5.375% due 1/01/2032 (j)                                 12,642
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.2%    3,825   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                                       3,982
                       14,400   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                Series A, 5% due 8/15/2030 (h)                                                             14,958
---------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                         Face
State                  Amount   Municipal Bonds                                                                           Value
---------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.5%     $ 7,150   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (b)                   $    7,474
                        6,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (b)                        6,360
                       14,660   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                due 7/01/2031 (j)                                                                          15,184
---------------------------------------------------------------------------------------------------------------------------------
New York - 3.3%        13,840   New York City, New York, GO, Series B, 5.875% due 8/01/2016 (j)                            15,001
---------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.6%          15,000   Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (e)(k)         16,240
---------------------------------------------------------------------------------------------------------------------------------
Texas - 2.6%           10,470   Denton, Texas, Utility System Revenue Bonds, Series A, 6% due 12/01/2010 (h)(k)            11,509
---------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                (Cost - $162,761) - 37.4%                                                                 167,358
---------------------------------------------------------------------------------------------------------------------------------
                                Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                        4,700   Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (n)(q)                                   4,700
---------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $4,700) - 1.0%                                          4,700
---------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $750,792*) - 171.8%                                             768,714

                                Other Assets Less Liabilities - 1.8%                                                        8,274

                                Liability for Trust Certificates, Including Interest Expense Payable - (17.7%)            (79,352)

                                Preferred Stock, at Redemption Value - (55.9%)                                           (250,263)
                                                                                                                       ----------
                                Net Assets Applicable to Common Stock - 100.0%                                         $  447,373
                                                                                                                       ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as of computed for federal income tax purposes, were as follows:
      Aggregate cost                                                  $ 671,945
                                                                      =========
      Gross unrealized appreciation                                   $  23,136
      Gross unrealized depreciation                                      (5,252)
                                                                      ---------
      Net unrealized appreciation                                     $  17,884
                                                                      =========
(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.

BlackRock MuniYield Quality Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

(d)   Escrowed to maturity.
(e)   FGIC Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)   MBIA Insured.
(k)   Prerefunded.
(l)   Radian Insured.
(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   Represents the current yield as of January 31, 2008.
(o) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(p)   XL Capital Insured.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       3,692           $     33
      --------------------------------------------------------------------------
o     Forward interest rate swaps outstanding as of January 31, 2008 were as follows:
      --------------------------------------------------------------------------
                                                                     Unrealized
                                                 Notional Amount    Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.508% and receive a floating rate based on 1-week
      (SIFMA) Municipal Swap Index rate

      Broker, JPMorgan Chase
      Expires April 2023                            $ 20,000            $ 61
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Quality Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Quality Fund, Inc.

Date: March 24, 2008